Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Other Investments and Non-current Accounts Receivable (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous non-current assets [abstract]
Non-current portion of valuation of derivative financial instruments	$ 794	$ 1,900
Non-current accounts receivable and other investments	4,612	4,572
Investments available-for-sale	275	491
Investments held for trading	77	157
Other investments and non-current accounts receivable	$ 5,758	$ 7,120